Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Supplementary cash flow information:
Cash paid for interest	$ 164,393	$ 165,596
Cash paid for income taxes, net of tax refund	83,138	59,708
Cash inflow for income taxes from stock option exercises	545	522
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(31,589)	(69,485)
Liabilities assumed	2,251	3,334
Noncontrolling interest	288	4,527
Notes assumed in connection with acquisition	7,569	3,690
Noncontrolling Interest Subject To Put Provisions	0	6,294
Cash Paid	(21,481)	(51,640)
Less cash acquired in acquisition	105	2,530
Net cash paid for acquisitions	(21,376)	(49,110)
CashPaidForInvestments	(112,848)	(22,185)
Cash Paid For Intangible Assets	(2,933)	(919)
Cash Paid For Acquisitions And Investments Net Of Cash Acquired And Purchases Of Intangible Assets	$ (137,157)	$ (72,214)